CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (66,197)	$ (9,627)	¥ (90,291)	¥ (61,382)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	18,084	2,630	8,805	3,433
Amortization of intangible assets	307	45	35	0
Unrealized exchange (gain) loss	11,689	1,700	339	(369)
Allowance for doubtful accounts	5,846	850	2,427	1,049
Deferred tax expense (benefit)	(5)	(1)	(3,980)	3,910
Share-based compensation	24,561	3,572	8,275	2,703
Changes in operating assets and liabilities,
Accounts receivable	(98,163)	(14,278)	(48,266)	(5,870)
Prepayments and other current assets	(46,350)	(6,741)	(21,558)	(11,233)
Amounts due from related parties	(3,303)	(480)	(1,169)	(65)
Other non-current assets	(1,431)	(208)	(492)
Accounts payable	10,471	1,523	13,015	822
Deferred revenue and customer deposits	19,861	2,889	31,144	11,018
Accrued liabilities and other current liabilities	24,027	3,495	26,503	14,469
Amounts due to related parties	2,754	401	(243)	676
Change in deferred tax liabilities	(5)	(1)
Other non-current liabilities	(76)	(11)	(76)	(1,313)
Net cash used in operating activities	(97,925)	(14,241)	(75,532)	(42,152)
Cash flows from investing activities:
Purchase of time deposits				(10,000)
Proceeds from maturity of time deposits			10,053
Increase in long-term prepayment	(11,000)	(1,600)
Purchase of long-term investment	(68,716)	(9,994)	(10,000)	(1,041)
Purchase of property and equipment	(57,934)	(8,426)	(28,378)	(18,887)
Purchase of intangible assets	(1,556)	(226)	(319)
Net cash used in investing activities	(139,206)	(20,246)	(28,644)	(29,928)
Cash flows from financing activities:
Proceeds from issuance of contingently redeemable convertible preferred shares, net of issuance cost	216,179	31,442	217,446	134,348
Proceeds from initial public offering, net of issuance cost	464,380	67,541
Redemption of contingently redeemable convertible preferred shares	(62,510)	(9,092)
Repurchase of ordinary shares	(3,165)	(460)
Contribution from shareholder				1,000
Net cash provided by financing activities	614,884	89,431	217,446	135,348
Effect of exchange rate on cash and cash equivalents and restricted cash	(9,352)	(1,362)	(8,282)	2,450
Net increase in cash and cash equivalents and restricted cash	368,401	53,582	104,988	65,718
Cash, cash equivalents and restricted cash at the beginning of year	208,276	30,292	103,288	37,570
Cash and cash equivalents at the beginning of the year	208,161	30,276	103,168	37,570
Restricted cash at the beginning of the year	115	17	120
Cash, cash equivalents and restricted cash at the end of year	576,677	83,874	208,276	103,288
Cash and cash equivalents at the end of the year	576,562	83,857	208,161	103,168
Restricted cash at the end of the year	115	17	115	¥ 120
Supplemental disclosures of cash flow information:
Interest expense paid			122
Purchase of property and equipment included in accrued liabilities and other current liabilities	¥ 104	$ 15	¥ 9,731